Discontinued operations - Income Statement (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenues		$ 23,449	$ 22,883
Operating costs		(13,556)	(13,276)
Depreciation		(3,627)	(3,475)
Amortization		(982)	(929)
Other income (expense)		160	(194)
Gain on sale (net of taxes of $3 million)	$ 211
Net earnings attributable to common shareholders		$ 0	226
Tax expense (income) relating to gain (loss) on discontinuance			(3)
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Operating revenues			118
Operating costs			(57)
Depreciation			(18)
Amortization			(7)
Interest expense			(6)
Other income (expense)			(8)
Income taxes			(7)
Net earnings attributable to common shareholders before gain on sale			15
Gain on sale (net of taxes of $3 million)			211
Net earnings attributable to common shareholders			$ 226